Financial Instruments and Financial Risk Management (Tables)	9 Months Ended
Sep. 30, 2026
Financial Instruments and Financial Risk Management
Schedule of Fair Value Measurement by Levels of Financial Assets

The following tables set forth the Company's financial assets measured at fair value by level within the fair value hierarchy for the periods indicated (in thousands):

September 30, 2026	Level 1	Level 2	Level 3	Total
Financial asset – FID(1)	$—	$—	$10,637	$10,637
Investment in Aqualung	—	—	5,350	5,350

(1)
Includes $10.6 million related to Texas Lithium.

December 31, 2025	Level 1	Level 2	Level 3	Total
Financial asset – FID(1)	$—	$—	$52,299	$52,299
Investment in Aqualung	—	—	5,350	5,350

(1)
Includes $31.4 million and $20.9 million related to SWA Lithium and Texas Lithium, respectively.

Schedule of Assets and Liabilities Exposed to Currency Risk

At September 30, 2026, the Company was exposed to currency risk primarily through the following CAD-denominated monetary assets and liabilities held by USD-functional entities, presented in USD (in thousands):

September 30, 2026
Cash	$1,963
Accounts receivable	118
Advances and deposits	33
Accounts payable and accrued liabilities	339
Lease liability - short-term	51

At December 31, 2025, prior to the change in functional currency, the Company was exposed to currency risk through the following assets and liabilities denominated in USD and held by CAD-functional entities, presented in USD (in thousands):

December 31, 2025
Cash	$142,339
Investment in Aqualung	5,350
Accounts receivable	322
Accounts payable	99